Condensed consolidated balance sheets - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	€ 193,659	€ 208,353
Restricted cash	0	103
Accounts receivable, net of allowance for credit losses of €404 and €348 at June 30, 2021 and December 31, 2020, respectively	38,181	11,642
Accounts receivable, related party	15,188	2,969
Short-term investments	9,487	19,448
Tax receivable	8,790	7,839
Prepaid expenses and other current assets	16,456	10,438
Total current assets	281,761	260,792
Property and equipment, net	17,994	26,682
Operating lease right-of-use assets	49,953	86,810
Deferred income taxes	1	1
Other long-term assets	3,445	4,399
Intangible assets, net	170,153	169,550
Goodwill	287,736	282,664
TOTAL ASSETS	811,043	830,898
Current liabilities:
Accounts payable	32,329	6,755
Income taxes payable	106	102
Deferred revenue	1,814	2,750
Payroll liabilities	3,162	2,983
Accrued expenses and other current liabilities	16,360	14,934
Operating lease liability	2,247	7,188
Total current liabilities	56,018	34,712
Operating lease liability	46,405	85,979
Deferred income taxes	41,663	42,176
Other long-term liabilities	3,232	3,514
Stockholders’ equity:
Reserves	812,240	798,017
Contribution from Parent	122,307	122,307
Accumulated other comprehensive income/(loss)	(4)	4
Accumulated deficit	(448,111)	(438,082)
Total stockholders' equity	663,725	664,517
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	811,043	830,898
Class A common stock
Stockholders’ equity:
Common stock	4,155	3,358
Class B common stock
Stockholders’ equity:
Common stock	€ 173,138	€ 178,913